SCHEDULE OF ADVANCE TO SUPPLIER FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Related Party Transaction [Line Items]
Accounts payable to related parties	$ 115,863	$ 239,729
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties	$ 115,863	$ 239,729